Loan Level Exception - Final Grades

AMC Loan ID	Customer Loan ID	Edgar Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	653203	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX019)
[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX did not disclose number of months for Property Tax under Prepaids. (FinXX/XX/XXXX019)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: The file is missing a copy of the List of Homeownership Counseling Organizations provided within 3 days of originator application date.
Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor: The appraisal was not in the name of the lender.  Provide a revised appraisal correcting the client.
Federal Compliance - TRID Final Closing Disclosure Closing Date: The final Closing Disclosure reflects a Closing Date of XX/XX/XXXXbut the transaction consummation mortgage notary date was XX/XX/XXXX Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.
																						Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: The number of months of prepaid property taxes disclosed in section F of the final CD was 0. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	901750	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	972181	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Miscellaneous - Credit Exception:	Lender requested exception allowing for the use of the departing residence which is the subject, to be deducted from the income instead of added as a liability. Compensating Factors include FICO and reserves.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender approved exception with compensating factors. Lender requested exception allowing for the use of the departing residence which is the subject, to be deducted from the income instead of added as a liability. Compensating Factors include FICO and reserves.	1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	579714	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	429861	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	978386	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	245372	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	307863	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1					The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	352769	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $500.00 compared to the calculated Finance Charge of $XXXX which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $500.00 compared to the calculated Finance Charge of $XXXX which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the reason the loan will not have an escrow account.	BUYER - GENERAL COMMENT (XX/XX/XXXX): Per the compliance section of the portal you have included the Transaction Coordinator All Cal $500 fee in your calculation, this is not considered an APR fee.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Under 1026.4(a) of Regulation Z, a finance charge “includes any charge payable directly or indirectly by the consumer and imposed directly or indirectly by the creditor as an incident to or a condition of the extension of credit”. While “transaction coordinator” is not specifically used as an example of a finance charge under 1026.4(b), it also does not fall into any of the “charges excluded from the finance charge” and, in SitusAMC’s opinion, would not be “payable in a comparable cash transaction” per 1026.4(a).

"Transaction Coordinator fees" are generally coordination or processing type fees that are not specifically related to issuance of title or preparation of loan-related documents such as deeds, mortgages, reconveyance or settlement documents, or other purposes that would qualify for exclusion from finance charge under 1026.4(c)(7). The service/processing type nature of the fee would put the fee more in line with a coordination or processing fee which are finance charges under 1026.4(a)(1) since the creditor required the use of the title company and the charge is not a charge that is excluded from finance charges under 1026.4(c)(7).
BUYER - GENERAL COMMENT (XX/XX/XXXX): PCCD documentation with cure uploaded for review.
REVIEWER - CURED COMMENT (XX/XX/XXXX): Cure docs received
BUYER - GENERAL COMMENT (XX/XX/XXXX): PCCD documentation uploaded for review.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC received Post CD and LOX. However ,the LOX doesn't specify about the changes necessitated for will not have an escrow account on page 4 on Post CD. Kindly provide LOX mentioned about the changes for will not have an escrow account box.
BUYER - GENERAL COMMENT (XX/XX/XXXX): Updated PCCD documentation uploaded for review.
																							REVIEWER - CURED COMMENT (XX/XX/XXXX): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	288660	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	483581	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	667679	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Miscellaneous - Credit Exception: [2] Miscellaneous - Credit Exception:	Waived Lender Exception. Condo exception XXXX budget has less than 10% allocation to their reserve accounts. Unable to waive/downgrade due to missing comp factors. Waived Lender Exception. Heloc not seasoned. Paying off newer Heloc not seasoned 6 months.Unable to waive/downgrade due to missing comp factors. Waived Lender Exception. Existing 1st mortgage modified twice, once in XXXX and again in XXXX. Last mrtg lates well thru closing. Unable to waive/downgrade due to missing comp factors.	SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX 1008 + notes and comp factors.pdf (Unclassified) was uploaded REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive with compensating factors. SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX 1008 + notes and comp factors.pdf (Unclassified) was uploaded REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive with compensating factors. SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXX 1008 + notes and comp factors.pdf (Unclassified) was uploaded REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Client elects to waive with compensating factors.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $XXX is under disclosed by $41.42 compared to the calculated total of payments of $XXXX which exceeds the $35.00 threshold. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,325.00 exceeds tolerance of $1,129.00 plus 10% or $1,241.90. Sufficient or excess cure was provided to the borrower. (0)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $XXX is under disclosed by $83.10 compared to the calculated total of payments of $XXX which exceeds the $35.00 threshold.	SELLER - GENERAL COMMENT (XX/XX/XXXX): PCCD.pdf (Closing Disclosure) was uploaded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC received XX/XX/XXXX Updated CD and LOE to borrower.  Fees updated, but are still over threshold for TOP disclosure to borrower and is underdisclosed by $41.42.  Provide proof of refund for the total underdisclosure to borrower of $41.42, proof of mailing and proof of reopening of rescission to all consumers as this is a material disclosure violation on a rescindable transaction to finalize the cure.
SELLER - GENERAL COMMENT (XX/XX/XXXX): We are unable to back date a document. It would be illegal to do so.
SELLER - GENERAL COMMENT (XX/XX/XXXX): The below comment is done error. Please ignore.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): exception remains as commented in error
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $83.10 compared to the calculated total of payments of $XXX which exceeds the $35.00 threshold. (FinXX/XX/XXXX)
SELLER - GENERAL COMMENT (XX/XX/XXXX): PCCD 2.pdf (Unclassified) was uploaded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC received PCCD and LOE. Please provide copy of refund check, reopening of RTC, and proof of delivery to complete remediation.
SELLER - GENERAL COMMENT (XX/XX/XXXX): XXXXX (Unclassified) was uploaded
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC received proof of reopening of rescission.  Missing copy of cure refund for the total underdisclosure and proof of mailing to finalize.
SELLER - GENERAL COMMENT (XX/XX/XXXX): copy check and XXXX.pdf (Unclassified) was uploaded
REVIEWER - CURED COMMENT (XX/XX/XXXX): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.
																							REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	434424	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	768219	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The file is missing documentation verifying the borrowers received a copy of the appraisal within 3 business days of closing.	BUYER - WAIVED COMMENT (XX/XX/XXXX): EV2 acknowledged.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	314476	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	644295	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	128579	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The appraisal was received by the borrower prior to the effective date of the appraisal in the loan file. The earlier dated appraisal is missing from the loan file.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	281119	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	406227	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	396893	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: XX/XX/XXXX Issue Date: XX/XX/XXXX; Received Date: XX/XX/XXXX; Signed Date: XX/XX/XXXX	Document Error - Closing Disclosure: Dates are not in chronological order.: CD in file with issue date XX/XX/XXXXink-signed XX/XX/XXXX.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	280246	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	313361	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	164246	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	715427	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	243799	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	103730	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:SecondaXX/XX/XXXX)
																					[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX023)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification CDA was provided to borrower is missing from file. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal dated XX/XX/XXXX was delivered to borrower was not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	341542	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	696385	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	357282	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	458319	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	958417	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	119704	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $98.00 exceeds tolerance of $90.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	941572	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	702767	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	160047	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	790712	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	743786	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	234023	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	754368	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Require title preliminary with policy amount.		1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	515478	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	678306	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	431792	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX.	Loan amount exceeds max loan amount per guidelines, lender exception in file.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender exception in file.	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	783619	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Exception approved for the form 1099 being paid to the borrower's business and not having XXXX transcripts. The lesser of 1099 income or Y-T-D income for XXXX must be used for qualifying. Provide anXX/XX/XXXXar paystub, statement, or similar documentation for XXXX in lieu of the transcript. Lender exception is in the file.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender exception in file.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	926163	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	2	2	[2] Miscellaneous - Credit Exception:	Exception is approved for a condo less than 500 sq. ft., and FXXXX. Loan switched to Access Agency Plus. Lender Exception is in the file,	SELLER - GENERAL COMMENT (XX/XX/XXXX): Approved Lender Exception on page 10 of XXXX. REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender exception in file.	1	1	Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	426699	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	529025	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	993245	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Post close lender exception provided to use history of commission income when borrower no longer receives commission, he receives bonus.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender exception provided.	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $205.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees added or increased without a valid COC, insufficient or no cure provided	BUYER - GENERAL COMMENT (XX/XX/XXXX): see cure REVIEWER - CURED COMMENT (XX/XX/XXXX): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score is above 680.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	875735	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	307859	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $202.99 exceeds tolerance of $175.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	258048	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $20.75 exceeds tolerance of $18.00. Sufficient or excess cure was provided to the borrower at Closing. (75117)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fees added or increased without a valid COC, insufficient or no cure provided	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	735981	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	692999	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	363809	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	925579	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	655786	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	505346	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	240013	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	582606	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $130.00 exceeds tolerance of $102.00 plus 10% or $112.20. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	321277	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	193762	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $905.00 exceeds tolerance of $900.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: A cure of $5.00 was provided to the Borrower.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	784849	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	P&L dated thru XX/XX/XXXX has expired as of XX/XX/XXXX, lender exception in file.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender exception in file.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	620890	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	232681	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	353915	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	331507	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Exception is approved for housing history and tradelines. Also exception is approved for FTHB that does not currently meet ARC's tradeline requirements. Lender exception is in the file.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender exception in file.	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	174246	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan Designation of Safe Harbor QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Waived	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	282053	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Exception is approved for borrower not meeting tradeline requirements. Lender exception is in the file.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender exception in file.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	822298	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	518993	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1	BUYER - GENERAL COMMENT (XX/XX/XXXX): The exception from XXXX was not required. For XXX Private label - they are not subject to the traditional Arc Overlays. I have provided a copy of their overlay. The reserves required by XXXX is 6 months.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The overlay you provided is dated after the registration date for this loan. The XXXX Private Label guides datedXX/XX/XXXXthat are effective for this loan state the most restrictive of both seller's and XXXX matrix, exception remains.
BUYER - GENERAL COMMENT (XX/XX/XXXX): please see attached
															REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender exception in file.	1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	526893	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 8.24 is less than Guideline PITIA months reserves of 9.00.	Per the Arc overlay, the most restrictive of XXXX guideline is required. XXX requires 9 months, and an XXX lender exception was provided, however per the overlay, an exception is also required from XXXX.		1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	151274	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	553409	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Copy/Rush Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7594)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Copy/Rush Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	314241	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	540282	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	914485	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	460894	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	371196	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $929.00 plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $524.61 due to increase of recording fee, Title - Lender's Title Insurance ,Title - Settlement Fee and Title - Recording Service Fee No valid COC provided, no evidence of cure in file.	BUYER - GENERAL COMMENT (XX/XX/XXXX): See cure REVIEWER - GENERAL COMMENT (XX/XX/XXXX): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing. However, the tracking indicates status label has been created, but package has not been shipped. Proof of mailing is required to cure. BUYER - GENERAL COMMENT (XX/XX/XXXX): Please check tracking - this should have been delivered today REVIEWER - CURED COMMENT (XX/XX/XXXX): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	726604	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Exception to allow Actual Cash Value on roofs on the insurance policy, ineligible for FNMA.	BUYER - GENERAL COMMENT (XX/XX/XXXX): See exception approval BUYER - GENERAL COMMENT (XX/XX/XXXX): Exception in the file -please clear REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Lender exception in file.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report datedXX/XX/XXXXissing evidence of receipt.	BUYER - GENERAL COMMENT (XX/XX/XXXX): please see proof of delivery
BUYER - GENERAL COMMENT (XX/XX/XXXX): see docs
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Notice of right to receive copy of appraisal must be completed and signed by borrower in order to accept the acknowledgement of receipt of appraisal with the "either  or" verbiage, exception remains.
BUYER - GENERAL COMMENT (XX/XX/XXXX): Borrower did sign a right to receive.  Please clear condition.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The Initial Right to Receive Appraisal disclosure dated XX/XX/XXXXn file is not signed by borrowers or an option checked.  In order for us to accept the disclosure signed on XX/XX/XXXXthe option the borrowers chose needs to be explicit in order for us to determine if appraisal was received.
																							BUYER - OPEN - UNABLE TO CLEAR COMMENT (XX/XX/XXXX): per AMC- EV2 / B		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	870365	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	114179	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	418492	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	958744	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: Borrower provided appraisal waiver less than three (3) business days prior to consummation.	BUYER - GENERAL COMMENT (XX/XX/XXXX): See delivery
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Exception is for the appraisal waiver not being provided at least 3 business days prior to consummation.
BUYER - GENERAL COMMENT (XX/XX/XXXX): Appraisal was delivered to borrower - not waived.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Borrower received appraisal however they did not receive it at least 3 business days prior to closing. There is an appraisal waiver in file which would be acceptable except the appraisal waiver itself was also not received at least 3 business days prior to closing, exception remains.
BUYER - GENERAL COMMENT (XX/XX/XXXX): original appraisal was delivered XX/XX/XXXX which is at least 3 days prior to closing.
																							REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide initial appraisal to verify no change in value between initial appraisal and appraisal datedXX/XX/XXXXBUYER - OPEN - UNABLE TO CLEAR COMMENT (XX/XX/XXXX): EV B	Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	182791	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	VVOE for XXXX XXXXXX is dated post close, lender exception in file.	REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Post close lender exception provided.	1	1	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	742778	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $5,104.40 exceeds tolerance of $5,096.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	253591	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	998630	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	571582	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $476.00 exceeds tolerance of $332.00 plus 10% or $365.20. Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $160.00 exceeds tolerance of $145.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	731514	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	858568	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XX.XX% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + 1.5%, or XX.XX%. Compliant Higher Priced Mortgage Loan.		REVIEWER - WAIVED COMMENT (XX/XX/XXXX): Compliant Higher Priced Mortgage Loan.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has employment stability for 23 years in the XXXXX. DTI below max by 5% or greater. DTI: 14.64% < 50%		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	189724	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of $90.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75175)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $640.00 exceeds tolerance of $595.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of $90.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $640.00 exceeds tolerance of $595.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	BUYER - GENERAL COMMENT (2024-05-26): Please see attached cure documents
REVIEWER - GENERAL COMMENT (2024-05-28): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing. However ,XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing is required to cure.
BUYER - GENERAL COMMENT (2024-05-28): see cure docs
REVIEWER - GENERAL COMMENT (2024-05-29): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing. However ,XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing is required to cure.
BUYER - GENERAL COMMENT (2024-05-30): see tracking
REVIEWER - CURED COMMENT (2024-05-31): SitusAMC received  Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.
BUYER - GENERAL COMMENT (2024-05-26): Please see attached cure documents
REVIEWER - GENERAL COMMENT (2024-05-28): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing. However ,XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing is required to cure.
BUYER - GENERAL COMMENT (2024-05-28): see cure docs
REVIEWER - GENERAL COMMENT (2024-05-29): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing. However ,XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing is required to cure.
BUYER - GENERAL COMMENT (2024-05-30): see tracking
REVIEWER - CURED COMMENT (2024-05-31): SitusAMC received  Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.
BUYER - GENERAL COMMENT (2024-05-26): Please see attached cure documents
REVIEWER - GENERAL COMMENT (2024-05-28): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing. However ,XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing is required to cure.
BUYER - GENERAL COMMENT (2024-05-28): see cure docs
REVIEWER - GENERAL COMMENT (2024-05-29): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing. However ,XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing is required to cure.
BUYER - GENERAL COMMENT (2024-05-30): see tracking
																							REVIEWER - CURED COMMENT (2024-05-31): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B